UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 450 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     February 10, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     79

Form13F Information Table Value Total:     $1,951,539 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101    71491   922467 SH       SOLE                   771767            150700
Accenture Ltd.              COM                 G1150G111    27394   948872 SH       SOLE                   792672            156200
Agilent Technologies Inc.   COM                 00846u101    46025  1382545 SH       SOLE                  1165145            217400
Agilent Technologies Inc.   COM                 00846u101     4993   150000 SH       DEFINED 01             150000
American International GroupCOM                 026874107    77191  1131337 SH       SOLE                   947763            183574
American International GroupCOM                 026874107     8905   130512 SH       DEFINED 01             130512
American Standard Companies COM                 029712106    81273  2034377 SH       SOLE                  1709777            324600
American Standard Companies COM                 029712106     6412   160500 SH       DEFINED 01             160500
Apache Corporation          COM                 037411105    12533   182905 SH       SOLE                   145405             37500
Aramark Corp Cl B           COM                 038521100    20671   744110 SH       SOLE                   622110            122000
Baker Hughes Inc.           COM                 057224107    17726   291637 SH       SOLE                   244037             47600
Bank of America Corp.       COM                 060505104    42111   912485 SH       SOLE                   771085            141400
Bank of America Corp.       COM                 060505104     9230   200000 SH       DEFINED 01             200000
Bank of New York Inc.       COM                 064057102    28513   895212 SH       SOLE                   763412            131800
Baxter International Inc.   COM                 071813109    37581   998172 SH       SOLE                   839972            158200
Baxter International Inc.   COM                 071813109     3765   100000 SH       DEFINED 01             100000
Black & Decker Corp         COM                 091797100    21732   249910 SH       SOLE                   208210             41700
BP PLC ADR                  COM                 055622104     1927    30000 SH       SOLE                    30000
Brunswick Corp.             COM                 117043109    49363  1214051 SH       SOLE                  1009051            205000
Cendant Corp.               COM                 151313103    19301  1118870 SH       SOLE                   935370            183500
Cendant Corp.               COM                 151313103     2622   152000 SH       DEFINED 01             152000
Chesapeake Energy Corp.     COM                 165167107     8271   260665 SH       SOLE                   208065             52600
Cigna Corp                  COM                 125509109     7819    70000 SH       DEFINED 01              70000
Cigna Corp                  COM                 125509109    86391   773423 SH       SOLE                   646723            126700
CIT Group Inc.              COM                 125581108     8388   162000 SH       SOLE                   162000
Citigroup Inc.              COM                 172967101    82235  1694526 SH       SOLE                  1426000            268526
Citigroup Inc.              COM                 172967101     5456   112434 SH       DEFINED 01             112434
ConocoPhillips              COM                 20825C104     6982   120000 SH       SOLE                   120000
Cooper Cameron Corp.        COM                 216640102    49603  1198148 SH       SOLE                   996348            201800
Cooper Cameron Corp.        COM                 216640102    16560   400000 SH       DEFINED 01             400000
Coventry Health Care Inc.   COM                 222862104     5696   100000 SH       DEFINED 01             100000
CVS Corporation             COM                 126650100    30522  1155249 SH       SOLE                   962649            192600
Eaton Corp.                 COM                 278058102    42883   639185 SH       SOLE                   533785            105400
Goldman Sachs Group Inc.    COM                 38141G104    67328   527196 SH       SOLE                   436496             90700
HCA Inc.                    COM                 404119109    41504   821852 SH       SOLE                   689352            132500
Hewlett-Packard Company     COM                 428236103    51296  1791680 SH       SOLE                  1504580            287100
Hewlett-Packard Company     COM                 428236103     5027   175600 SH       DEFINED 01             175600
IAC/Interactive Corp.       COM                 44919P300    17583   621102 SH       SOLE                   522227             98875
Int'l Business Machines     COM                 459200101     8220   100000 SH       DEFINED 01             100000
Int'l Business Machines     COM                 459200101    39708   483062 SH       SOLE                   403962             79100
Interstate Bakeries         COM                 46072H108     1862   250000 SH       DEFINED 01             250000
J.C. Penney Co. Inc.        COM                 708160106    40423   727035 SH       SOLE                   610735            116300
J.C. Penney Co. Inc.        COM                 708160106     5560   100000 SH       DEFINED 01             100000
JP Morgan Chase & Co.       COM                 46625H100     1826    46000 SH       SOLE                    46000
Jupitermedia Corp.          COM                 48207D101     1478   100000 SH       DEFINED 01             100000
Laboratory Corp of America  COM                 50540R409    44162   820087 SH       SOLE                   684087            136000
Laboratory Corp of America  COM                 50540R409     5385   100000 SH       DEFINED 01             100000
Mattel Inc.                 COM                 577081102    32877  2078165 SH       SOLE                  1739465            338700
MBNA Corp.                  COM                 55262L100     2715   100000 SH       DEFINED 01             100000
MBNA Corp.                  COM                 55262L100    20115   740900 SH       SOLE                   609000            131900
Microsoft Corp.             COM                 594918104     2615   100000 SH       DEFINED 01             100000
Microsoft Corp.             COM                 594918104    38862  1486127 SH       SOLE                  1247327            238800
National-Oilwell Inc.       COM                 637071101     3022    48200 SH       SOLE                    48200
Nike Inc. Cl B              COM                 654106103    41990   483807 SH       SOLE                   400807             83000
Nokia Corp-Spon ADR         COM                 654902204    36650  2002725 SH       SOLE                  1682325            320400
Nokia Corp-Spon ADR         COM                 654902204     3660   200000 SH       DEFINED 01             200000
Origin Agritech Ltd.        COM                 VGG678281     3034   237000 SH       DEFINED 01             237000
Pentair Inc.                COM                 709631105     3452   100000 SH       DEFINED 01             100000
Pentair Inc.                COM                 709631105    32051   928475 SH       SOLE                   778775            149700
Petsmart Inc.               COM                 716768106     5741   223729 SH       DEFINED 01             223729
Petsmart Inc.               COM                 716768106    33580  1308635 SH       SOLE                  1095835            212800
RWE AG- ADR                 COM                 74975E303    42429   576635 SH       SOLE                   475035            101600
Schlumberger Ltd.           COM                 806857108    30961   318695 SH       SOLE                   265795             52900
The Scotts Company Cl A     COM                 810186106      543    12000 SH       SOLE                    12000
Tyco Intl Ltd.              COM                 902124106    56096  1943740 SH       SOLE                  1629340            314400
Tyco Intl Ltd.              COM                 902124106     6493   225000 SH       DEFINED 01             225000
Univision Communications - ACOM                 914906102    34230  1164680 SH       SOLE                   980680            184000
Univision Communications - ACOM                 914906102     5878   200000 SH       DEFINED 01             200000
Valero Energy Corp.         COM                 91913Y100     5160   100000 SH       DEFINED 01             100000
Viacom Inc Cl B             COM                 92553P201    44116  1353258 SH       SOLE                  1136658            216600
Walt Disney Co.             COM                 254687106    33061  1379257 SH       SOLE                  1153957            225300
Walter Industries Inc.      COM                 93317Q105      249     5000 SH       SOLE                     5000
Walter Industries Inc.      COM                 93317Q105     4972   100000 SH       DEFINED 01             100000
Wells Fargo & Co.           COM                 949746101    33264   529426 SH       SOLE                   440526             88900
Wells Fargo & Co.           COM                 949746101     6283   100000 SH       DEFINED 01             100000
Whirlpool Inc.              COM                 963320106    47208   563610 SH       SOLE                   473210             90400
Whirlpool Inc.              COM                 963320106     8376   100000 SH       DEFINED 01             100000
Yellow Roadway Corp         COM                 985577105     8922   200000 SH       DEFINED 01             200000
Yellow Roadway Corp         COM                 985577105    50007  1120980 SH       SOLE                   944180            176800